CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans allowance (in dollars)	$ 1,783	$ 1,908	$ 1,989	$ 2,004
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Common stock, shares issued	3,881,917	3,347,263	3,350,916	3,372,375
Common stock, shares outstanding	3,881,917	3,347,263	3,350,916	3,372,375